Fair Value of Financial Instruments	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Fair Value of Financial Instruments

7	Fair Value of Financial Instruments
Determination of fair value
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
The Bank discloses the classification of all financial instruments carried at fair value in a hierarchy based on the determination of fair value. The best evidence of fair value for a financial instrument is the quoted price in an active market. Fair value based on unadjusted quoted market prices for identical instruments in active markets represents a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets. Independent Price Verification (IPV) is undertaken to assess the reliability and accuracy of prices and inputs used in the determination of fair value. The IPV process is performed by price verification groups that are independent from the business. The Bank maintains a list of pricing sources that are used in the IPV process. These sources include, but are not limited to, brokers, dealers and consensus pricing services. The valuation policies relating to the IPV process require that all pricing or rate sources used be external to the Bank. On a periodic basis, an independent assessment of pricing or rate sources is performed to determine market presence or market representative levels.
Quoted prices are not always available for
over-the-counter
(OTC) transactions, as well as transactions in inactive or illiquid markets. OTC transactions are valued using internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When a fair value is based on all significant market observable inputs, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices, the present value of cash-flows or other valuation techniques. Fair value estimates normally do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets or when using models where observable parameters do not exist, significant management judgment is required for valuation methodologies and model inputs. Valuations that require the significant use of unobservable inputs are considered Level 3.
The specific inputs and valuation techniques used in determining the fair value of financial instruments are noted below. For Level 3 instruments, additional information is disclosed in the Level 3 sensitivity analysis on page 180.
The fair values of cash and deposits with banks, securities purchased under resale agreements and securities borrowed, customers’ liability under acceptances, obligations related to securities sold under repurchase agreements and securities lent, acceptances, and obligations related to securities sold short are assumed to approximate their carrying values, either due to their short-term nature or because they are frequently repriced to current market rates.

Consolidated Financial Statements

Trading loans
Trading loans are comprised of loans that serve as hedges to total return swaps, purchased mortgages pooled for securitization, and precious metal loans. Trading loans that serve as hedges to loan-based credit total return swaps are valued using consensus prices from Bank approved independent pricing services (Level 2). Purchased mortgages that are held prior to securitization are valued using inputs observed from the MBS market (Level 2). Precious metal loans are valued using a discounted cash flow model incorporating observable market inputs, including precious metals spot and forward prices and interest rate curves (Level 2).
Government issued or guaranteed securities
The fair values of government issued or guaranteed debt securities are primarily based on unadjusted quoted prices in active markets, where available (Level 1). Where quoted prices in active markets are not available, the fair value is determined by utilizing recent transaction prices, reliable broker quotes, or pricing services, which derive fair values using only observable valuation inputs, which are significant to the fair values (Level 2).
For securities for which quoted prices are not available, the Bank uses a discounted cash flow method, using the effective yield of a similar instrument adjusted for instrument-specific risk factors that are observable inputs such as credit spread and contracted features (Level 2).
Corporate and other debt
Corporate and other debt securities are valued using unadjusted quoted prices from independent market data providers or third-party broker quotes from an active market (Level 1). Where direct prices from active markets are not available, the valuation is performed with a yield-based valuation approach (Level 2). In some instances, interpolated yields of similar bonds are used to price securities (Level 2). The Bank uses pricing models with observable inputs from market sources such as credit spread, interest rate curves, and recovery rates (Level 2). These inputs are verified through an IPV process on a monthly basis.
For certain securities where there is no active market, no consensus market pricing and no indicative or executable independent third-party quotes, the Bank uses pricing by third-party providers or internal pricing models and cannot readily observe the significant inputs used to price such instruments (Level 3).
Mortgage-backed securities
The fair value of residential mortgage-backed securities is primarily determined using broker quotes and independent market data providers (Level 1/2). In limited circumstances, an internal price-based model may be used with the unobservable inputs that are significant to the fair value (Level 3).
Equity securities
The fair value of equity securities is based on unadjusted quoted prices in active markets, where available (Level 1). Where equity securities are less frequently traded, the most recent exchange-quoted pricing is used to determine fair value (Level 2).
For private equity securities, where quoted prices in active markets are not readily available, the fair value is determined as a multiple of the underlying earnings or percentage of underlying net asset value obtained from third-party general partner statements (Level 3).
Derivatives
Fair values of exchange-traded derivatives are based on unadjusted quoted market prices from an active market (Level 1). Fair values of over-the-counter
(OTC) derivatives or inactive exchange-traded derivatives are determined using pricing models, which take into account observable valuation inputs such as current market and contractual prices of the underlying instruments, as well as time value and yield curve or volatility factors underlying the positions (Level 2). The determination of the fair value of derivatives includes consideration of credit risk, estimated funding costs and ongoing direct costs over the life of the instruments.
Derivative products valued using a valuation technique with market-observable inputs mainly include interest rate swaps and options, currency swaps and forward foreign exchange contracts. The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations. The models incorporate various inputs including foreign exchange spot and forward rates and interest rate curves (Level 2).
Derivative products valued using a valuation technique with significant unobservable inputs are long dated contracts (interest rate swaps, currency swaps, option contracts and certain credit default swaps) and other derivative products that reference a basket of assets. These models incorporate certain significant non-observable
inputs such as volatility and correlation (Level 3).
Loans
The estimated fair value of loans carried at amortized cost reflects changes in the general level of interest rates and creditworthiness of borrowers that have occurred since the loans were originated or purchased. The particular valuation methods used are as follows:

•
Canadian fixed rate residential mortgages are fair valued by discounting the expected future contractual cash flows, taking into account expected prepayments and using management’s best estimate of average market interest rates currently offered for mortgages with similar remaining terms (Level 3).

•
For fixed rate business and government loans, fair value is determined by discounting the expected future contractual cash flows of these loans at interest rates estimated by using the appropriate currency swap curves for the remaining term, adjusted for a credit mark of the expected losses in the portfolio (Level 3).

•
For all other fixed rate loans, fair value is determined by discounting the expected future contractual cash flows of these loans at interest rates estimated by using the appropriate currency swap curves for the remaining term (Level 3).

•	For all floating rate loans fair value is assumed to equal book value.
The fair value of loans is not adjusted for the value of any credit protection the Bank has purchased to mitigate credit risk.
Deposits
The fair values of deposits payable on demand or after notice or floating rate deposits payable on a fixed date is assumed to equal book value.
The estimated fair values of Canadian personal fixed rate deposits payable on a fixed date are fair valued by discounting the expected future contractual cash outflows, using management’s best estimate of average market interest rates currently offered for deposits with similar remaining terms (Level 2).

Deposits under the Canada Mortgage Bond (CMB) program are fair valued by discounting expected future contractual cash flows using market observable inputs (Level 2).
For all other fixed rate deposits, fair value is determined by discounting the expected future contractual cash flows of these deposits at interest rates estimated by using the appropriate currency swap curves for the remaining term (Level 2)
.
For structured notes containing embedded features that are bifurcated from plain vanilla notes, the fair value of the embedded derivatives is determined using option pricing models with observable inputs similar to other interest rate or equity derivative contracts (Level 2).
Certain deposits that are designated at FVTPL are structured notes. Their coupon or repayment terms can be linked to the performance of market parameters such as interest rates, equities, and foreign currencies. The fair value of these structured notes is determined using models which incorporate observable market inputs, such as interest rate curves, equity prices, equity volatility and foreign exchange rates (Level 2). Some structured notes have significant unobservable inputs to model valuation such as interest rate volatility and equity correlation (Level 3).
Obligations related to securities sold short
The fair values of these obligations are based on the fair value of the underlying securities, which can include debt or equity securities. The method used to determine fair value is based on the quoted market prices where available in an active market (Level 1 and/or Level 2).
Subordinated debentures and other liabilities
The fair values of subordinated debentures, including debentures issued by subsidiaries which are included in other liabilities, are determined by reference to quoted market prices where available or market prices for debt with similar terms and risks (Level 2). The fair values of other liabilities are determined by the discounted contractual cash flow method with appropriate currency swap curves for the remaining term (Level 2).
Fair value of financial instruments
The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2021		2020
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$86,323	$86,323	$76,460	$76,460
Trading assets	146,312	146,312	117,839	117,839
Securities purchased under resale agreements and securities borrowed	127,739	127,739	119,747	119,747
Derivative financial instruments	42,302	42,302	45,065	45,065
Investment securities – FVOCI and FVTPL	57,042	57,042	79,745	79,745
Investment securities – amortized cost	18,133	18,157	32,129	31,644
Loans	641,964	636,986	612,368	603,263
Customers’ liability under acceptances	20,404	20,404	14,228	14,228
Other financial assets	14,256	14,256	12,700	12,700
Liabilities:
Deposits	798,335	797,259	755,395	750,838
Financial instruments designated at fair value through profit or loss	22,493	22,493	18,899	18,899
Acceptances	20,441	20,441	14,305	14,305
Obligations related to securities sold short	40,954	40,954	31,902	31,902
Derivative financial instruments	42,203	42,203	42,247	42,247
Obligations related to securities sold under repurchase agreements and securities lent	123,469	123,469	137,763	137,763
Subordinated debentures	6,733	6,334	7,827	7,405
Other financial liabilities	39,802	40,254	43,776	42,660
Changes in interest rates, credit spreads and liquidity costs are the main cause of changes in the fair value of the Bank’s financial instruments resulting in a favourable or unfavourable variance compared to carrying value. For the Bank’s financial instruments carried at cost or amortized cost, the carrying value is not adjusted to reflect increases or decreases in fair value due to market fluctuations, including those due to interest rate changes. For FVOCI investment securities, derivatives and financial instruments measured at FVTPL or designated as fair value through profit or loss, the carrying value is adjusted regularly to reflect the fair value.
Fair value hierarchy
The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2021				2020
As at October 31 ($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$755	$–	$755	$–	$1,181	$–	$1,181
Trading assets
Loans	–	8,113	–	8,113	–	8,352	–	8,352
Canadian federal government and government guaranteed debt	9,272	3,842	–	13,114	9,154	3,882	–	13,036
Canadian provincial and municipal debt	5,556	4,298	–	9,854	–	9,320	–	9,320
US treasury and other US agencies’ debt	6,760	63	–	6,823	5,182	–	–	5,182
Other foreign governments’ debt	129	9,559	–	9,688	9,230	3,415	–	12,645
Corporate and other debt	2,595	9,185	40	11,820	–	10,570	18	10,588
Equity securities	85,688	160	1	85,849	57,199	361	–	57,560
Other	–	1,051	–	1,051	1,156	–	–	1,156
	$110,000	$36,271	$41	$146,312	$81,921	$35,900	$18	$117,839
Investment securities (2)
Canadian federal government and government guaranteed debt	$1,125	$4,679	$–	$5,804	$1,728	$15,100	$–	$16,828
Canadian provincial and municipal debt	1,937	3,218	–	5,155	93	17,454	–	17,547
US treasury and other US agencies’ debt	11,462	2,175	–	13,637	11,930	1,299	–	13,229
Other foreign governments’ debt	67	26,605	17	26,689	14,101	13,798	23	27,922
Corporate and other debt	10	1,319	27	1,356	265	850	23	1,138
Equity securities	2,879	218	1,304	4,401	1,954	263	864	3,081
	$17,480	$38,214	$1,348	$57,042	$30,071	$48,764	$910	$79,745
Derivative financial instruments
Interest rate contracts	$–	$13,124	$1	$13,125	$–	$21,013	$4	$21,017
Foreign exchange and gold contracts	–	18,293	–	18,293	–	17,943	–	17,943
Equity contracts	184	3,513	21	3,718	290	2,655	3	2,948
Credit contracts	–	245	–	245	–	480	–	480
Commodity contracts	–	6,921	–	6,921	–	2,677	–	2,677
	$184	$42,096	$22	$42,302	$290	$44,768	$7	$45,065
Liabilities:
Deposits	$–	$175	$–	$175	$–	$73	$–	$73
Financial liabilities designated at fair value through profit or loss	–	22,354	139	22,493	–	18,899	–	18,899
Obligations related to securities sold short	35,487	5,467	–	40,954	25,584	6,318	–	31,902

Derivative financial instruments
Interest rate contracts	–	13,148	15	13,163	–	16,937	17	16,954
Foreign exchange and gold contracts	–	18,171	–	18,171	–	19,511	–	19,511
Equity contracts	307	4,737	6	5,050	599	2,133	2	2,734
Credit contracts	–	30	–	30	–	53	–	53
Commodity contracts	–	5,789	–	5,789	–	2,995	–	2,995
	$307	$41,875	$21	$42,203	$599	$41,629	$19	$42,247

Instruments not carried at fair value (3) :
Assets:
Investment securities – amortized cost	$3,714	$14,417	$2	$18,133	$4,946	$26,864	$319	$32,129
Loans (4)	–	–	400,565	400,565	–	–	374,767	374,767

Liabilities:
Deposits (4)	–	290,341	–	290,341	–	307,457	–	307,457
Subordinated debentures	–	6,733	–	6,733	–	7,827	–	7,827
Other liabilities	–	24,414	209	24,623	–	26,831	–	26,831

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $18,157 (October 31, 2020 - $31,644).
(3)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(4)	Represents fixed rate instruments.

Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at October 31, 2021, in the fair value hierarchy comprise certain foreign government bonds, structured corporate bonds, equity securities, complex derivatives and financial liabilities designated at fair value through profit or loss.
The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2021.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2021
($ millions)	Fair value November 1 2020	Gains/(losses) recorded in income	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2021	Change in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Corporate and other debt	$18	$7	$–	$28	$(22)	$9	$40	$1
Equity securities	–	–	–	–	(72)	73	1	–
	18	7	–	28	(94)	82	41	1

Investment securities
Other foreign governments’ debt	23	–	(6)	–	–	–	17	n/a
Corporate and other debt	23	1	(4)	7	–	–	27	1
Equity securities	864	287	51	253	(180)	29	1,304	287
	910	288	41	260	(180)	29	1,348	288

Derivative financial instruments – assets
Interest rate contracts	4	(1)	–	10	(9)	(3)	1	(1)
Equity contracts	3	4	–	12	–	2	21	4	(2)

Derivative financial instruments – liabilities
Interest rate contracts	(17)	(11)	–	(70)	60	23	(15)	(11	) (3)
Equity contracts	(2)	4	–	(14)	–	6	(6)	4	(2)
	(12)	(4)	–	(62)	51	28	1	(4)

Financial liabilities designated at fair value through profit or loss	–	(2)	–	(101)	–	(36)	(139)	(2)
Total	$916	$289	$41	$125	$(223)	$103	$1,251	$283

(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2020.

	As at October 31, 2020
($ millions)	Fair value November 1 2019	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2020
Precious metals	$–	$1	$–	$23	$(24)	$–	$–
Trading assets	18	6	–	22	(28)	–	18
Investment securities	920	13	7	257	(259)	(28)	910
Derivative financial instruments	(60)	14	–	(21)	32	23	(12)

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability becomes available. The Bank recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
The following significant transfers made between Levels 1 and 2 for the year ended October 31, 2021, were based on whether the fair value was determined using quoted market prices from an active market:

•	Trading assets of $10,045 million, investment securities of $3,407 million and obligations related to securities sold short of $2,550 million were transferred out of Level 2 into Level 1.
•	Trading assets of $9,972 million, investment securities of $13,522 million and obligations related to securities sold short of $2,235 million were transferred out of Level 1 into Level 2.
The following significant transfers made between Levels 2 and 3 for the year ended October 31, 2021, were based on whether the fair value was determined using significant unobservable inputs:

•	Trading equity securities of $72 million were transferred out of Level 2 into Level 3.
There were no significant transfers into and out of Level 3 for the year ended October 31, 2020.
Level 3 sensitivity analysis
The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs (1)	Changes in fair value from reasonably possible alternatives ($ millions)

Investment securities		General Partner valuations

Private equity securities (2)	Market comparable	per net asset value	97%

		Capitalization rate	3%	(51)/51

Derivative financial instruments

Interest rate contracts	Option pricing	Interest rate
	model	volatility	37% - 66%	(10)/10

Equity contracts	Option pricing	Equity volatility	2% - 112%
	model	Correlation	0% - 97%	(3)/3

Financial liabilities designated at fair value through profit or loss
Interest rate contracts	Option pricing	Interest rate
	model	swaption volatility	20% - 273%	(11)/11

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.
(2)
The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset values are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.

The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
The following section discusses the significant unobservable inputs for Level 3 instruments.
General Partner (GP) Valuations per Net Asset Value
Net asset values provided by GPs represent the fair value of investments in private equity securities.
Correlation
Correlation in a credit derivative or debt instrument refers to the likelihood of a single default causing a succession of defaults. It affects the distribution of the defaults throughout the portfolio and therefore affects the valuation of instruments such as collateralized debt obligation tranches. A higher correlation may increase or decrease fair value depending on the seniority of the instrument.
Correlation becomes an input into equity derivative pricing when the relationship between price movements of two or more of the underlying assets is relevant.
Volatility
Volatility for equity derivatives is a measure of asset price fluctuation. Interest rate volatility measures variability of a security yield or interest rate. Historic volatility is often calculated as the annualized standard deviation of daily price or yield variation for a given time period. Implied volatility is such that, when input into an option pricing model, returns a value equal to the current market value of the option.